Notes Payable - Narrative (Details) - EBP 002 - USD ($)	1 Months Ended
	Mar. 31, 2020	May 31, 2018	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Notes payable			$ 50,605,000	$ 64,605,000
2018 Term Loans
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Debt term		10 years
Debt, face amount		$ 50,000,000
Debt, released for ESOP, number of shares (in shares)		2,383,625
Debt, interest rate		5.00%
2020 Term Loans
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Debt term	10 years
Debt, face amount	$ 50,000,000
Debt, released for ESOP, number of shares (in shares)	3,337,000
Debt, interest rate	3.00%
Company | 2018 Term Loans
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Debt, face amount		$ 750,000
Notes payable			361,000
Company | 2020 Term Loans
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Debt, face amount	$ 750,000
Notes payable			398,500
Participating Subsidiary Companies | 2018 Term Loans
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Debt, face amount		$ 49,250,000
Notes payable			23,657,000
Participating Subsidiary Companies | 2020 Term Loans
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Debt, face amount	$ 49,250,000
Notes payable			$ 26,188,500